Interest-bearing loans and borrowings1	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Interest-bearing loans and borrowings
27	Interest-bearing loans and borrowings

	As at 31 March 2021	As at 31 March 2020
Working capital term loan (secured)	5,525	5,630
Loan from bank (secured)	—	1,229
Acceptances (secured)	2,169	603
Buyer’s / supplier’s credit (secured)	2,949	4,496
Loan from related party (unsecured) (refer note 44)	—	190

Total #	10,643	12,148

Working capital term loan (secured)
The term loan from bank carries interest at 8% to 9.75% per annum. The same is repayable with a bullet payment at the end of the tenure i.e.
30-365
days. It is secured by first charge by way of hypothecation entire movable properties of the borrower, including movable plant and machinery, machinery spares, tools and accessories, furniture, fixture and all other movable properties, book debts, operating cash flows, receivables, commission and revenues, all other current assets, intangible assets, goodwill, uncalled up capital except project assets.
Loan from bank (secured)
The loan carries interest at 10.35% per annum The same is repayable with a bullet payment at the end of one year from the date of disbursement. It is secured by first pari-passu charge over all present and future movable property, plant and equipment and current assets of the project, hypothecation on escrow/trust and retention account in relation to the project, first pari-passu charge on all project contracts and pledge of 51% of the equity and preference share capital of the respective borrower.
Acceptances (secured)
Acceptances are secured by pari-passu charge over all present and future current assets and movable fixed assets of the Company of respective projects for which such acceptances are taken. Discount rate of acceptances ranges from 2.23% to 5.90%. The maturity period ranges from
3-12
months.
Buyer’s / supplier’s credit (secured)
Buyer’s / supplier credit carries an interest rate of 12 month Libor plus 40 bps is secured by first pari-passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue of whatsoever nature, all bank accounts and all intangibles assets, assignment of all rights, title, interests, benefits, claims etc. of project documents, PPA, and insurance contracts of the Group. Creation of charge by way of mortgage and assignment is under process. These are repayable in bullet payments. The maturity period ranges from
3-12 months.
Loan from related party (unsecured)
Unsecured loan from related party is repayable on demand and carries interest at 8% per annum.

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Certain borrowings included above are guaranteed by the Parent on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies
.